TCW Private Asset Income Fund

Schedule of Investments (Unaudited)

(amounts in thousands)

September 30, 2025

Investments(1)	Description	Footnotes	Industry	Interest Rate	Reference Rate & Spread(2)	Maturity Date	Principal	Amortized Cost(3)	Fair Value
Asset Backed Loans
Mezzanine Debt
Cardless Asset Receivable Trust	Revolver	(4)(5)	Credit Cards -Prime	13.28%	90-day SOFR+900	04/15/2028	$11,458	$11,126	$11,164
Imprint Payments, Inc.	Revolver	(4)(5)	Credit Cards -Prime	11.00%	30-day SOFR+675	07/01/2027	23,684	23,477	23,482
Mercury Financial Credit Card Master Trust	Revolver	(4)(5)	Credit Cards - Near Prime	12.08%	30-day SOFR+780	04/20/2029	50,481	50,388	50,588
Sothebys Art Loan Trust LLC	Revolver	(4)(5)	Other - Secured	9.42%	90-day SOFR+525	12/20/2029	37,239	37,239	37,239

								122,230	122,473

Senior Debt
Nomura Corporate Funding Americas LLC	Participation Agreement	(4)	Fund Finance	7.50%	30-day SOFR+350	04/11/2030	10,000	10,000	10,000

								10,000	10,000

Asset Backed Loans Total – 41.2%								$132,230	$132,473

Asset Backed Securities
Mezzanine Debt
Affirm Master Trust	Series 2025-2A, Class E	(6)	Unsecured Installment Loans - Prime	7.65%		07/15/2033	$7,000	$7,000	$7,067
Aqua Finance Trust	Series 2025-A, Class C	(6)	Home Improvement -Prime	5.81%		12/19/2050	1,500	1,500	1,522
Avis Budget Rental Car Funding	Series 2021-2A, Class D	(6)	Other - Secured	4.08%		02/20/2028	6,500	6,248	6,364
Avis Budget Rental Car Funding	Series 2023-7A, Class D	(6)	Other - Secured	7.31%		08/21/2028	6,460	6,460	6,592
Bankers Healthcare Group Securitization Trust	Series 2023-A, Class D	(6)	Unsecured Installment Loans - Prime	8.55%		04/17/2036	2,500	2,619	2,681
Cherry Securitization Trust	Series 2024-1A, Class D	(6)	Unsecured Installment Loans - Prime	12.28%		04/15/2032	1,000	1,026	1,024
Continental Finance Card	Series 2022-A, Class C	(6)	Credit Cards - Non Prime	9.33%		10/15/2030	6,920	7,171	7,114
Fora Financial Asset Securitization	Series 2024-1A, Class C	(6)	Small Business Lending - Prime	8.03%		08/15/2029	3,900	3,930	3,935

The accompanying notes are an integral part of this Schedule of Investments.

TCW Private Asset Income Fund

Schedule of Investments (Unaudited) (Continued)

(amounts in thousands)

September 30, 2025

Investments(1)	Description	Footnotes	Industry	Interest Rate	Reference Rate & Spread(2)	Maturity Date	Principal	Amortized Cost(3)	Fair Value
Mezzanine Debt (continued)
Mission Lane Credit Card Master Trust	Series 2024-B, Class D	(6)	Credit Cards -Near Prime	9.16%		01/15/2030	$4,000	$4,013	$4,033
Mission Lane Credit Card Master Trust	Series 2024-B, Class E	(6)	Credit Cards - Near Prime	12.19%		01/15/2030	3,000	3,014	3,026
NFAS, LLC	Series 2025-1, Class C	(6)	Small Business Lending -Near Prime	8.19%		05/15/2031	7,602	7,600	7,739
NFAS, LLC	Series 2025-1, Class D	(6)	Small Business Lending - Near Prime	11.93%		05/15/2031	4,669	4,669	4,727
Octane Receivables Trust	Series 2023-2A, Class E	(6)	Other -Secured	10.50%		06/20/2031	4,000	4,375	4,377
Ondeck Asset Securitization Trust	Series 2024-2A, Class B	(6)	Small Business Lending -Prime	5.42%		10/17/2031	1,375	1,353	1,379
Ondeck Asset Securitization Trust	Series 2024-1A, Class C	(6)	Small Business Lending - Prime	8.99%		06/17/2031	12,000	12,250	12,389
Perimeter Master Note Business Trust	Series 2025-1A, Class C	(6)	Credit Cards - Non Prime	8.49%		12/16/2030	5,000	4,999	5,059
Perimeter Master Note Business Trust	Series 2025-1A, Class D	(6)	Credit Cards - Non Prime	12.80%		12/16/2030	5,000	4,999	5,083
Reach Financial, LLC	Series 2025-2A, Class D	(6)	Unsecured Installment Loans - Non Prime	7.31%		08/18/2032	1,900	1,905	1,931
Reach Financial, LLC	Series 2023-1A, Class D	(6)	Unsecured Installment Loans - Non Prime	12.27%		02/18/2031	5,427	5,824	5,829
RFS Asset Securitization II LLC	Series 2024-1, Class C	(6)	Small Business Lending - Near Prime	8.35%		07/15/2031	1,750	1,758	1,791
RFS Asset Securitization LLC	Series 2025-1, Class C	(6)	Small Business Lending - Near Prime	7.65%		05/15/2032	3,000	3,000	3,020

The accompanying notes are an integral part of this Schedule of Investments.

TCW Private Asset Income Fund

Schedule of Investments (Unaudited) (Continued)

(amounts in thousands)

September 30, 2025

Investments(1)	Description	Footnotes	Industry	Interest Rate	Reference Rate & Spread(2)	Maturity Date	Principal	Amortized Cost(3)	Fair Value
Mezzanine Debt (continued)
RFS Asset Securitization LLC	Series 2025-1, Class D	(6)	Small Business Lending -Near Prime	11.11%		05/15/2032	$2,000	$2,000	$2,025
RFS Asset Securitization LLC	Series 2025-1, Class E	(6)	Small Business Lending - Near Prime	13.11%		05/15/2032	6,576	6,576	6,643
Santander Bank Auto Credit Linked Notes	Credit Linked Notes Series 2022-C, Class G	(6)	Prime and Non- Prime Auto -Prime	18.06%		12/15/2032	21,150	24,244	23,463
Sunbit Asset Securitization Trust	Series 2025-1, Class D	(6)	Unsecured Installment Loans -Near Prime	7.92%		07/15/2030	1,000	1,000	1,019
Upstart Securitization Trust	Series 2025-3, Class D	(6)	Unsecured Installment Loans -Near Prime	7.41%		09/20/2035	7,500	7,512	7,480

								137,045	137,312

Senior Debt
PK ALIFT Loan Funding	Series 2025-2, Class A	(6)	Aircraft	4.75%		03/15/2043	6,745	6,745	6,745

								6,745	6,745

Asset Backed Securities Total – 44.8%								$143,790	$144,057

Residential Mortgage Backed Securities
Mezzanine Debt
PRPM 2025-RPL3, LLC	Series 2025-RPL3	(6)	Agency & Non-Agency Residential Mortgages -Near Prime	3.25%		04/25/2055	$3,000	$2,645	$2,754

								2,645	2,754

Senior Debt
Angel Oak Mortgage Trust	Series 2025-HB1, Class A-1	(6)	Agency & Non-Agency Residential Mortgages - Near Prime	6.16%	30-day SOFR+180	02/25/2055	2,438	2,438	2,456

The accompanying notes are an integral part of this Schedule of Investments.

TCW Private Asset Income Fund

Schedule of Investments (Unaudited) (Continued)

(amounts in thousands)

September 30, 2025

Investments(1)	Description	Footnotes	Industry	Interest Rate	Reference Rate & Spread(2)	Maturity Date	Principal	Amortized Cost(3)	Fair Value
Senior Debt (continued)
Pretium Mortgage Credit Partner	Series 2025-NPL4, Class A-1	(6)	Agency & Non-Agency Residential Mortgages - Non Prime	6.37%		04/25/2055	$2,311	$2,311	$2,329
PRPM 2025-2, LLC	Series 2025-2, Class A-1	(6)	Agency & Non-Agency Residential Mortgages - Near Prime	6.47%		05/25/2030	9,318	9,315	9,358
PRPM 2025-RPL3, LLC	Series 2025-RPL3	(6)	Agency & Non-Agency Residential Mortgages - Near Prime	3.25%		04/25/2055	4,706	4,446	4,541

								18,510	18,684

Residential Mortgage Backed Securities Total – 6.7%								$21,155	$21,438

Money Market Fund
Dreyfus Treasury Obligations Cash Management Fund				4.07%		01/05/2050	$30,461	$30,461	$30,461

Money Market Fund Total – 9.5%								$30,461	$30,461

Total Investments — 102.2%								$327,636	$328,429

(1)	Unless otherwise indicated, issuers of debt investments held by the Fund are denominated in dollars. All debt investments are income producing unless otherwise indicated.
(2)

Represents the interest rate for a variable or floating rate security, determined as Reference Rate + Basis Point spread. Stated interest rate represents the “all-in” rate as of September 30, 2025. Reference Rates are defined as follows: As of September 30, 2025, the reference rates for the Fund’s variable rate securities were the 30-day Secured Overnight Financing (“SOFR”) at 4.31% and the 90-day SOFR at 4.35%.

(3)

The cost represents the original cost adjusted for the amortization of discounts and premiums, as applicable, on loan investments using the effective interest method in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(4)	The value of this security was determined using significant unobservable inputs. See Note 2. Fair Value Measurement.
(5)	The Fund has unfunded commitment to fund revolvers.
(6)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities amount to $165,495 or 51.5% of the Fund’s net assets at period end.

The accompanying notes are an integral part of this Schedule of Investments.

TCW Private Asset Income Fund

Notes to Schedule of Investments (Unaudited)

(amounts in thousands, except share and per share amounts)

September 30, 2025

Note 1. Organization

TCW Private Asset Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund was organized as a Delaware statutory trust on September 3, 2024, and commenced investment operations on April 1, 2025. In addition, the Fund has elected to be treated, and intends to continue to comply with the requirements to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (together with the rules and regulations promulgated thereunder, the “Code”). The Fund engages in a continuous offering of shares and will offer to make quarterly repurchases of shares at net asset value (“NAV”).

The Fund’s investment objective is to seek to provide attractive risk-adjusted returns and produce current income. The Fund seeks to achieve its investment objective primarily by allocating its assets across a wide range of private credit strategies, with a focus on asset-backed credit strategies.

TCW Asset Backed Finance Management Company LLC (the “Adviser”) serves as the Fund’s investment adviser and is registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended.

The Board of Trustees of the Fund (the “Board”) is responsible for the overall management of the Fund, including supervision of the duties performed by the Adviser. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Fund, primarily the Adviser, have responsibility for the day-to-day management and operation of the Fund.

Note 2. Fair Value Measurements

Fund Valuation: The NAV per Share for the Fund is determined following the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Each of the Fund’s share classes will be offered at NAV plus the applicable sales load, if any. The Fund’s NAV per Share is calculated, on a class-specific basis, by dividing the value of the Fund’s total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received), less accrued expenses and other liabilities of the Fund, by the total number of shares outstanding.

Security Valuation: The Fund’s Board has adopted procedures pursuant to which the Fund will value its investments (the “Valuation Policy and Procedures”). In accordance with the Valuation Policy and Procedures, the Fund’s portfolio investments for which market quotations are readily available are valued at market value. Investments for which market quotations are not readily available or are deemed to be unreliable are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As permitted by Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee (“Valuation Designee”) to perform fair value determinations relating to all portfolio investments. The Adviser carries out its designated responsibilities as Valuation Designee through various teams pursuant to the Valuation Policy and Procedures which govern the Valuation Designee’s selection and application of methodologies and independent pricing services for determining and calculating the fair value of portfolio investments. The Valuation Designee will fair value portfolio investments utilizing inputs from various external and internal sources including, but not limited to, independent pricing services, dealer quotation reporting systems, independent third-party valuation firms and proprietary models and information. When determining the fair value of an investment, one or more fair value methodologies may be used. Fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Fair Value Measurements: In accordance with ASC Topic 820 – Fair Value Measurement and Disclosures, a three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value, as follows:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

TCW Private Asset Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

(amounts in thousands, except share and per share amounts)

September 30, 2025

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2025, maximized the use of observable inputs and minimized the use of unobservable inputs.

The fair value of asset backed loans is generally valued by third-party pricing services that use valuation estimates from their internal pricing models, broker-dealer quotations or reported trades. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. These securities are classified as Level 3.

The fair value of asset-backed securities and residential mortgage-backed securities is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the fair values according to the inputs used in valuing the Fund’s investments:

	As of September 30, 2025
Assets	Level 1	Level 2	Level 3	Total
Asset Backed Loans	$—	$—	$132,473	$132,473
Asset Backed Securities	—	144,057	—	144,057
Residential Mortgage Backed Securities	—	21,438	—	21,438
Money Market Fund	30,461	—	—	30,461

Total Investments, at Fair Value	$30,461	$165,495	$132,473	$328,429